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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Minneapolis Portfolio Management Group, LLC
Address:   80 South 8th Street
           Suite 1902
           Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Harrison T. Grodnick
Title:     Chief Operating Officer
Phone:     (612) 334-2000

Signature, Place, and Date of Signing:

 /s/ Harrison T. Grodnick   Minneapolis, Minnesota        August 7, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           24
Form 13F Information Table Value Total:  $   616,172
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                                VOTING AUTHORITY
                                                        VALUE      SH OR                      ---------------------
NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x $1,000)  PRN AMT  INV DISC OTHER MGR   SOLE    SHARED NONE
--------------              --------------  --------- ---------- --------- -------- --------- --------- ------ ----
3M CO                       COM             88579Y101   30687       353581   SOLE      N/A       353581
ALTRIA GROUP INC            COM             02209S103   15868    226239.35   SOLE      N/A    226239.35
ARCHER DANIELS MIDLAND CO   COM             039483102   27404       828154   SOLE      N/A       828154
CEMEX SAB DE CV             SPON ADR 5 ORD  151290889   35703       967553   SOLE      N/A       967553
CHESAPEAKE ENERGY CORP      COM             165167107   30382       878100   SOLE      N/A       878100
DIEBOLD INC                 COM             253651103   34943       669398   SOLE      N/A       669398
DYNEGY INC NEW              CL A            26817G102   25647      2716844   SOLE      N/A      2716844
ENCANA CORP                 COM             292505104   34683       564409   SOLE      N/A       564409
FORTUNE BRANDS INC          COM             349631101   31283       379784   SOLE      N/A       379784
GANNETT INC                 COM             364730101   26865       488896   SOLE      N/A       488896
GOLDCORP INC NEW            COM             380956409   31340      1322936   SOLE      N/A      1322936
H E I INC                   COM             404160103     984       885496   SOLE      N/A       885496
KRAFT FOODS INC             CL A            50075N104   29653       841226   SOLE      N/A       841226
LAUREATE EDUCATION INC      COM             518613104   20647       334852   SOLE      N/A       334852
MCDONALDS CORP              COM             580135101   24403       480747   SOLE      N/A       480747
MDU RES GROUP INC           COM             552690109   25843     921642.5   SOLE      N/A     921642.5
NEWMONT MINING CORP         COM             651639106   21906       560817   SOLE      N/A       560817
PRIDE INTL INC DEL          COM             74153Q102   33774       901597   SOLE      N/A       901597
REGIS CORP MINN             COM             758932107   25247       660058   SOLE      N/A       660058
SECURE COMPUTING CORP       COM             813705100    6516       858467   SOLE      N/A       858467
SONY CORP                   ADR NEW         835699307   24372       474437   SOLE      N/A       474437
URS CORP NEW                COM             903236107   25632       527942   SOLE      N/A       527942
WABTEC CORP                 COM             929740108   33399       914286   SOLE      N/A       914286
XEROX CORP                  COM             984121103   18993      1027765   SOLE      N/A      1027765

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